QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Consolidated Financial Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012		Dec. 27, 2011		Dec. 28, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 80,869	$ 47,887	$ 50,736	$ 52,943	$ 71,880	$ 41,273	$ 42,851	$ 42,621	$ 120,162	$ 103,678	$ 232,435		$ 198,625		$ 162,855
Operating income	10,680	(923)	6,611	8,253	11,148	3,195	3,246	5,681	11,839	14,863	24,621		23,270		20,599
Income from continuing operations	7,840	(1,794)	3,628	4,899	6,747	(921)	1,097	2,724	8,000	8,528	14,573		9,647		8,757
Net income	$ 7,564	$ (2,422)	$ 3,626	$ 4,986	$ 7,032	$ (1,836)	$ 1,034	$ 2,743	$ 8,000	$ 8,612	$ 13,754		$ 8,973		$ 8,730
Basic income (loss) per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.20	$ 0.27					$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ 0.00	$ 0.01	$ (0.04)
Basic income (loss) per share	$ 0.32	$ (0.12)	$ 0.20	$ 0.28					$ 0.34	$ 0.48	$ 0.67
Basic and diluted income (loss) per common share:
Continuing operations					$ 0.38	$ (0.05)	$ 0.06	$ 0.15			$ 0.71		$ 0.54		$ 0.49
Discontinued operations					$ 0.01	$ (0.05)					$ (0.04)		$ (0.04)		$ 0.00
Basic and diluted income (loss) per share					$ 0.39	$ (0.10)	$ 0.06	$ 0.15			$ 0.67		$ 0.50		$ 0.49
Basic weighted average shares outstanding	23,795,000	20,826,000	17,995,000	17,995,000					23,794,667	17,994,667	20,432,579	[1]	17,994,667	[1]	17,994,667	[1]
Basic and diluted weighted average shares outstanding					17,995,000	17,995,000	17,995,000	17,995,000					17,995,000
Diluted income (loss) per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.20	$ 0.27					$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ 0.00	$ 0.01	$ (0.04)
Diluted income (loss) per share	$ 0.32	$ (0.12)	$ 0.20	$ 0.28					$ 0.34	$ 0.48	$ 0.67
Diluted weighted average shares outstanding	23,795,000	20,826,000	17,995,000	17,995,000					23,794,869	17,994,667	20,432,579		17,994,667		17,994,667

[1]	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).